Financial instruments - related risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,640,590	$ 1,237,825
Financial liabilities	(1,346,577)	(1,241,874)
Gain (loss) on derivatives	12,529	36,577
Finance income	6,804	10,835
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	1,247,447	918,382	$ 1,062,431
Short-term investments	84,906	24,985
Derivative assets	$ 32,098	45,605
USD currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
USD currency risk [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 28,006
Gain (loss), foreign exchange	1,400
USD currency risk [member] | Accounts receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	226,153
Gain (loss), foreign exchange	11,308
USD currency risk [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(152,412)
Gain (loss), foreign exchange	(7,620)
USD currency risk [member] | Net foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	27,774
Gain (loss), foreign exchange	(45,177)
Credit risk [member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	1,247,447	918,382
Short-term investments	84,906	24,985
Accounts receivable	272,220	166,788
Derivative assets	$ 32,098	$ 45,605